PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2024	2023
Cost:

Computers, software and related equipment	$719	$739
Laboratory equipment and office furniture	3,567	3,519
Leasehold improvements	2,314	2,314

	6,600	6,572
Accumulated depreciation:

Computers, software and related equipment	622	609
Laboratory equipment and office furniture	3,059	2,909
Leasehold improvements	2,067	1,838

	5,748	5,356

Depreciated cost	$852	$1,216